SIGNIFICANT ACCOUNTING POLICIES - Employee benefit liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Accrual for defined contribution plans	$ 0